Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000232090 | Ginnie Mae I Pool 09/15/2039
Holdings [Line Items]
Percent of Net Asset Value	19.05%
C000232090 | Ginnie Mae I Pool 03/15/2040
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000232090 | Ginnie Mae I Pool 07/15/2039
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000232090 | Fannie Mae Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000232090 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000232090 | Freddie Mac Gold Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000232090 | Fannie Mae Pool 03/01/2034
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232090 | Ginnie Mae I Pool 02/15/2039
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000232090 | Ginnie Mae I Pool 09/15/2038
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000232090 | Fannie Mae Pool 06/01/2033
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000232090 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000232090 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000232090 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232090 | Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	48.97%
C000232090 | Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.77%
C000232090 | Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	10.36%
C000232090 | Puerto Rico Freddie Mac Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000232090 | Puerto Rico Government General Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000232090 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000232088 | Ginnie Mae I Pool 09/15/2039
Holdings [Line Items]
Percent of Net Asset Value	19.05%
C000232088 | Ginnie Mae I Pool 03/15/2040
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000232088 | Ginnie Mae I Pool 07/15/2039
Holdings [Line Items]
Percent of Net Asset Value	10.95%
C000232088 | Fannie Mae Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000232088 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	7.59%
C000232088 | Freddie Mac Gold Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000232088 | Fannie Mae Pool 03/01/2034
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000232088 | Ginnie Mae I Pool 02/15/2039
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000232088 | Ginnie Mae I Pool 09/15/2038
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000232088 | Fannie Mae Pool 06/01/2033
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000232088 | > 10 Years
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000232088 | 5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000232088 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232088 | Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	48.97%
C000232088 | Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.77%
C000232088 | Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	10.36%
C000232088 | Puerto Rico Freddie Mac Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000232088 | Puerto Rico Government General Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000232088 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.36%